W.P. Stewart & Co. Growth Fund
A series of the Investment Managers Series Trust

Supplement dated June 10, 2010
To Prospectus dated April 30, 2010

Effective June 1, 2010, the W.P. Stewart & Co. Growth Fund (the “Fund”) prospectus is modified as follows:

1.	The Advisor’s name changed to WPS Advisors, Inc.

Under the heading “SUMMARY SECTION” in the prospectus:

2.	Page 5, under “Portfolio Manager,” the following sentence replaces the current sentence:

James Tierney, Chief Investment Officer, Portfolio Manager/Analyst and Senior Vice President of the Advisor, has been the portfolio manager of the Fund since March 2009.

Under the heading “MANAGEMENT OF THE FUND” in the prospectus:

3.	Page 7, under “Portfolio Manager,” the following sentence replaces the first sentence of the second paragraph:

James Tierney was appointed Chief Investment Officer of the Advisor in 2010 and has served as a Portfolio Manager/Analyst and Senior Vice President of the Advisor since 2003; prior to that he served as a Portfolio Manager/Analyst of the Advisor since 2000.

Please file this Prospectus Supplement with your records.

W.P. Stewart & Co. Growth Fund
A series of the Investment Managers Series Trust

Supplement dated June 10, 2010
to the Statement of Additional Information dated April 30, 2010

Effective June 1, 2010, the W.P. Stewart & Co. Growth Fund (the “Fund”) statement of additional information is modified as follows:

1.	The Advisor’s name changed to WPS Advisors, Inc.

Under the heading “MANAGEMENT OF THE FUND” in the statement of additional information:

2.	Page 13, under “The Advisor,” the following sentence replaces the last sentence of the first paragraph:

The Advisor is a wholly owned subsidiary of W.P. Stewart & Co., Ltd., a Delaware corporation (“W.P. Stewart”), which is also registered as an investment adviser.

3.	All references to “W.P. Stewart-Bermuda” are changed to “W.P. Stewart”.

Under the heading “PORTFOLIO TRANSACTIONS AND BROKERAGE” in the statement of additional information:

4.	All references to “W.P. Stewart Securities Limited” are changed to “W.P. Stewart Securities LLC”.